Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Parent Company Balance Sheets
	June 30, 2024	December 31, 2023
	(Unaudited)
ASSETS
Current assets:
Cash	$6,598,427	$8,236,065
Short-term investments	12,500,000	3,000,000
Intercompany receivables	15,000	15,000
Prepaid expenses and other current assets	1,566,155	204,604
Loan receivable	1,270,901	2,621,971
Total current assets	21,950,483	14,077,640

Non-current assets
Long-term investments	1,000,000	1,000,000
Investments in non-VIE subsidiaries	14,756,053	14,621,943
Total non-current assets	15,756,053	15,621,943
Total Assets	$37,706,536	$29,699,583

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,361,997	$1,361,997
Total current liabilities	1,361,997	1,361,997

Non-current liabilities
Advance from private placement	8,200,000	-
Total non-current liabilities	8,200,000	-

Total Liabilities	9,561,997	1,361,997

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares issued and outstanding as of December 31, 2023.	-	1,439
Class A Ordinary Shares, US$0.0001 par value; 431,808,000 shares authorized, 6,200,364 shares issued and outstanding as of June 30, 2024.	620	-
Class B Ordinary Shares, US$0.0001 par value; 58,192,000 shares authorized, 8,192,000 shares issued and outstanding as of June 30, 2024.	819	-
Additional paid-in capital	16,721,551	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	11,509,410	11,387,748
Accumulated other comprehensive loss	(924,076)	(609,367)
Total Shareholders’ Equity	28,144,539	28,337,586

Total Liabilities and Shareholders’ Equity	$37,706,536	$29,699,583

PARENT COMPANY BALANCE SHEETS
	December 31,
	2023	2022
Assets
Current assets
Cash	$8,236,065	$226,578
Short-term investments	3,000,000	-
Intercompany receivables	15,000	10,000
Loan receivable	2,621,971	-
Prepaid expenses and other current assets	204,604	-
Total current assets	14,077,640	236,578

Non-current assets
Non-current deferred offering cost	-	349,842
Long-term investments	1,000,000	-
Investments in non-VIE subsidiaries	14,621,943	14,299,036
Total non-current assets	15,621,943	14,648,878
Total Assets	$29,699,583	$14,885,456

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,361,997	$1,358,930
Total current liabilities	1,361,997	1,358,930

Total Liabilities	1,361,997	1,358,930

Commitments and Contingencies

Shareholders’ Equity
Ordinary Shares, par value $0.0001 per share, 490,000,000 shares authorized; 14,392,364 shares and 10,987,679 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	1,439	1,099
Additional paid-in capital	16,721,551	2,628,356
Statutory reserve	836,215	836,215
Retained earnings	11,387,748	10,340,107
Accumulated other comprehensive loss	(609,367)	(279,251)
Total Shareholders’ Equity	28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity	$29,699,583	$14,885,456

Schedule of Parent Company Statements of Operations And Comprehensive Income
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative	$770,127	$394,676
Total operating expenses	770,127	394,676

Operating loss	(770,127)	(394,676)

Other income (expense)
Net investment gain	203,675	64,989
Interest income	247,440	60,924
Other expense, net	(8,145)	(615)
Total other income, net	442,970	125,298

Share of income from subsidiaries	448,819	891,352
Income before provision for income taxes	121,662	621,974

Net income	$121,662	$621,974
Comprehensive income
Net income	$121,662	$621,974

Comprehensive income	$121,662	$621,974
Earnings per ordinary share
Basic and diluted	0.01	0.05

Weighted average number of ordinary shares outstanding
Basic and diluted	14,392,364	12,122,574

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
	Years Ended December 31,
	2023	2022

Revenues	$36,402	$-
Gross profit	36,402	-

Operating expenses:
General and administrative	764,111	378,857
Total operating expenses	764,111	378,857

Operating loss	(727,709)	(378,857)

Other income (expense)
Net investment income	238,812	-
Interest income	317,505	35
Other expense, net	(3,382)	(4,327)
Total other income (loss)	552,935	(4,292)

Share of income from subsidiaries	1,222,415	1,798,894
Income before provision for income taxes	1,047,641	1,415,745

Net income	$1,047,641	$1,415,745
Comprehensive income
Net income	$1,047,641	$1,415,745

Comprehensive income	$1,047,641	$1,415,745
Earnings per ordinary share
– Basic and diluted	$0.08	$0.13

Weighted average number of ordinary shares outstanding
– Basic and diluted	13,257,469	10,987,679

Schedule of Parent Company Statements of Cash Flows
	Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating activities:
Net income	$121,662	$621,974
Adjustments to reconcile net income to net cash in operating activities:
Accrued interest income from loans	(147,835)
Net investment gain	(652,494)	(956,341)
Changes in operating assets and liabilities:
Deferred offering cost	-	(130,134)
Prepaid expenses and other current assets	-	(130,735)
Net cash used in operating activities	(678,667)	(595,236)

Investing activities
Loans to third parties	(1,092,453)	(2,986,321)
Prepayment from third-party loans	2,443,523	600,000
Purchases of held-to maturity investments	(9,500,000)	(8,000,000)
Net cash used in investing activities	(8,148,930)	(10,386,321)

Financing activities
Advance from private placement	8,200,000	-
Proceeds from issuance of ordinary shares	-	15,142,902
Net cash provided by financing activities	8,200,000	15,142,902

Net (decrease) increase in cash	(1,637,638)	4,161,345
Cash and equivalents at beginning of period	8,236,065	226,578
Cash and equivalents at end of period	$6,598,427	$4,387,923
PARENT COMPANY STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2023	2022

Operating Activities
Net income	$1,047,641	$1,415,745
Adjustments to reconcile net income to net cash used in operating activities:
Accrued interest income from loans	(317,172)	-
Net investment gain	(1,461,227)	(1,798,894)
Changes in operating assets and liabilities:
Deferred offering cost	(130,134)	60,000
Due from intercompany	(5,000)	-
Due to intercompany	3,067	-
Prepaid expenses and other current assets	-	40,000
Net cash used in operating activities	(862,825)	(283,149)

Investing Activities
Loans to third parties	(11,260,542)	-
Repayment from third-party loans	8,830,933	-
Purchases of held-to-maturity investments	(11,000,000)	-
Redemption of held-to-maturity investments	7,159,018	-
Net cash used in investing activities	(6,270,591)	-

Financing activities:
Proceeds from issuance of ordinary shares	15,142,902	-
Net cash provided by financing activities	15,142,902	-

Net increase (decrease) in cash	8,009,486	(283,149)
Cash and equivalents at beginning of year	226,578	509,727
Cash and equivalents at end of year	$8,236,064	$226,578